Annual Operating Expenses {- Franklin Managed Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Managed Income Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.94%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.93%	[1],[2]
Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.13%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.69%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.68%	[1],[2]
Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.19%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.18%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.61%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.60%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.69%	[1]
Fee waiver and/or expense reimbursement	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.68%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and certain non-routine expenses) and acquired fund fees and expenses for each class of the Fund do not exceed 0.68%, until February 28, 2022. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until February 28, 2022. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.